Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2023
Share of results in associates
Schedule of share of loss in associates

	2023	2022	2021
Share of income / (loss) in associates (Note 15)	7,108	(970)	(629)
	7,108	(970)	(629)